Segment information - Summary of Non-current Asset by Geographic Area (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Non-current assets	€ 3,960	€ 2,891
Property and Equipment and Lease Right-of-Use Assets
Disclosure of operating segments [line items]
Non-current assets	757	780	€ 197
Property and Equipment and Lease Right-of-Use Assets | Sweden
Disclosure of operating segments [line items]
Non-current assets	151	154	29
Property and Equipment and Lease Right-of-Use Assets | United States
Disclosure of operating segments [line items]
Non-current assets	504	525	142
Property and Equipment and Lease Right-of-Use Assets | United Kingdom
Disclosure of operating segments [line items]
Non-current assets	65	79	19
Property and Equipment and Lease Right-of-Use Assets | Other Countries
Disclosure of operating segments [line items]
Non-current assets	€ 37	€ 22	€ 7